Related Party Transactions (Details Narrative) - USD ($)	Feb. 10, 2021	Mar. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party			$ 2,883
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 200,000
Converted amount	$ 1,500,000
Share price	$ 10.00
Founder [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding		1,272,799